Other Assets and Liabilities (Major Components of Other Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Apr. 01, 2020	Mar. 31, 2022	Mar. 31, 2021
Other assets:
Receivables from brokers, dealers and customers for securities transactions		¥ 644,443	¥ 400,776
Accounts receivable: Other		1,187,311	1,162,424
Investments in equity method investees		3,066,738	2,560,339
Prepaid benefit cost (Note 13)		1,356,603	1,223,706
Cash collateral pledged for derivative transactions (Note 9)		2,893,178	2,005,136
Cash collateral for the use of Bank of Japan’s settlement infrastructure		933,000	998,838
Accrued interest		246,271	259,336
Deferred tax assets (Note 8)		79,191	122,031
Right-of-use assets of operating leases (Note 7)		261,803	338,547
Other		4,421,979	4,250,171
Total		26,712,084	13,321,304
Other liabilities:
Payables to brokers, dealers and customers for securities transactions		1,970,158	1,202,371
Other		1,311,035	1,281,436
Obligations to return securities received as collateral (Notes 15, 16 and 31)		6,826,215	6,581,759
Accrued interest		98,183	110,856
Deferred tax liabilities (Note 8)		530,267	827,571
Allowance for off-balance sheet credit instruments		126,055	83,615
Accrued benefit cost (Note 13)		89,062	93,730
Guarantees and indemnifications		45,358	38,123
Cash collateral received for derivative transactions (Note 9)		1,017,580	909,641
Obligations under operating leases (Note 7)		384,183	476,104
Accrued and other liabilities		3,106,706	3,465,614
Total		26,662,462	15,070,820
Disposal group, disposed of by sale, not discontinued operations
Other assets:
Assets held for sale relating to transferred business of MUFG Union Bank (Note 2)		11,621,567	0
Other liabilities:
Liabilities held for sale relating to transferred business of MUFG Union Bank (Note 2)		11,157,660	0
Credit card receivable
Other liabilities:
Financing Receivable, Allowance for Credit Loss, Period Increase (Decrease)	¥ 10,248
Card | Total past due
Other assets:
Accounts receivable: Other		5,483	4,980
Card | 1 to 3 months past due
Other assets:
Accounts receivable: Other		2,581	2,252
Card | Greater than 3 months past due
Other assets:
Accounts receivable: Other		¥ 2,902	¥ 2,728